Benefit Plans And Obligations For Termination Indemnity	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Benefit Plans And Obligations For Termination Indemnity	BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY
The Company’s subsidiaries ESA, IMI and its subsidiaries in Israel, a German subsidiary (the “German Subsidiary”) and a Belgian subsidiary (the “Belgian Subsidiary”) sponsor benefit plans for their employees in the U.S., Israel, Germany and Belgium, respectively, as follows:

1.    Defined Benefit Retirement Plan based on Employer’s Contributions

a)    ESA has five defined benefit pension plans (the “Plans”) which cover the employees of ESA’s three largest subsidiaries. In April 2021, following the acquisition of Sparton, ESA accepted the transfer of sponsorship of the Pension Plan for Employees in Sparton Bargaining Unit which covers represented employees of Sparton. Monthly benefits are based on years of service and annual compensation. Annual contributions to the Plans are determined using the unit credit actuarial cost method and are equal to or exceed the minimum required by law. Pension fund assets of the Plans are invested primarily in stocks, bonds and cash by a financial institution, as the investment manager of the Plans’ assets. The service cost component of net periodic pension and other post-retirement benefit plan expense is recorded in operating profit and is allocated between the cost of sales and general and administrative expenses, depending on the responsibilities of the employees. The non-service cost components of net periodic pension and other post-retirement benefit plan expense (i.e., interest cost, expected return on plan assets and net actuarial gains or losses) are included in the line item Other (income) expense, net in the income statement. The measurement date for ESA subsidiaries' benefit obligation is December 31.

Participation in ESA’s qualified defined benefit plans was frozen as of December 31, 2020, for all employees.

b)    IMI and its subsidiaries have several post-employment benefit arrangements, which are based on collective agreements concluded with certain groups of employees before the privatization of IMI. According to these agreements, some groups of employees possess special retirement conditions and preferable rights for post-employment benefits that apply to employees who will terminate their employment in the event of relocation of plants as part of the post privatization restructuring of IMI and subsidiaries. The arrangements are determined according to the various existing formats of employment, seniority and other factors. The liabilities recognized in respect of these arrangements are calculated on an actuarial basis.

c)    The German Subsidiary, which is wholly-owned by the Company, has mainly one defined benefit pension plan (the “P3-plan”) which covers all employees. The P3-plan provides for yearly cash balance credits equal to a percentage of a participant’s compensation, which accumulates together with the respective interest credits on the employee’s cash balance accounts. In case of an insured event (retirement, death or disability) the benefits can be paid as a lump sum, in installments or as a life-long annuity. The P3-plan is an unfunded plan.

d)    The Belgian Subsidiary, which is wholly-owned by the Company, has a defined benefit pension plan, which is divided into two categories:

1)    Normal retirement benefit plan, with eligibility at age 65. The lump sum is based on employee contributions of 2% of the final pensionable salary up to a certain breakpoint, plus 6% exceeding the breakpoint at a maximum of 5% of pensionable salary, and the employer contributions, with a maximum of 40 years. The vested benefit is equal to the retirement benefit calculated with the pensionable salary and pensionable service observed at the date of leaving service.

2)    Pre-retirement death benefit to employees.

The plan is funded and includes profit sharing.
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Changes in benefit obligation:
Benefit obligation at beginning of year	$646,023	$918,209
Benefit obligation related to acquired companies and deconsolidation of a subsidiary	—	(23,851)
Service cost	5,578	7,598
Interest cost	29,429	16,800
Exchange rate differences	(8,516)	(47,181)
Actuarial gain	(62,183)	(191,292)
Benefits paid	(35,705)	(34,260)
Effect of settlement commitment	$(7,840)	$—
Benefit obligation at end of year	$566,786	$646,023
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	$280,225	$348,804
Actual return on Plans’ assets (net of expenses)	38,316	(55,441)
Employer contribution	947	1,057
Benefits paid	(21,654)	(14,195)
Effect of settlement commitment	(7,826)	—
Fair value of Plans’ assets at end of year	$290,008	$280,225
Accrued benefit cost, end of year:
Funded (unfunded) status	$(276,738)	$(365,798)
Unrecognized net actuarial loss	(84,210)	(20,910)
	$(360,948)	$(386,708)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	$(28,279)	$(39,478)
Accrued benefit liability, non-current	(248,459)	(326,320)
Accumulated other comprehensive income, pre-tax	(84,210)	(20,910)
	$(360,948)	$(386,708)
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Components of the Plans’ net periodic pension cost:
Service cost	$5,578	$7,598	$14,926
Interest cost	29,429	16,800	15,741
Expected return on Plans’ assets	(17,825)	(22,678)	(20,892)
Amortization of prior service cost	(1,246)	—	(3)
Amortization of net actuarial loss	—	18,596	16,158
Recognition of net actuarial gain	$(5,098)	$—	$—
Total net periodic benefit cost	$10,838	$20,316	$25,930
Additional information
Accumulated benefit obligation	$561,350	$643,617	$912,944

	December 31, 2023	December 31, 2022
Weighted average assumptions:
Discount rate as of December 31	4.9%	5.2%
Expected long-term rate of return on Plans’ assets	7.0%	6.8%
Rate of compensation increase	1.5%	1.8%

Asset allocation by category as of December 31:

	2023	2022
Asset Category:
Equity Securities	53.1%	65.4%
Debt Securities	44.0%	32.7%
Other	2.9%	1.9%
Total	100.0%	100.0%

The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the Plans' obligations and the expected timing of benefit payments. The target asset allocation for the Plans' years presented is as follows:

	2023	2022
Asset Category:
Equity Securities	53.0%	67.0%
Debt Securities	47.0%	33.0%
Total	100.0%	100.0%
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

The fair value of the asset values by category at December 31, 2023, was as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$4,262	$4,262	—	—
Cash Equivalents:
Money Market Funds (a)	4,193	4,193	—	—
Fixed Income Securities:
Mutual Funds (b)	60,309	60,309	—	—
U.S treasuries	19,856	14,138	5,718	—
corporate bonds	47,259	—	47,259	—
Equity Securities:
International Companies (c)	8,274	8,274	—	—
Mutual Funds (d)	145,855	145,855	—	—
Total	$290,008	$237,031	$52,977	$—

(a) This category includes highly liquid daily traded cash-like vehicles.
(b) This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.
(c) This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
(d) This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

In developing the overall expected long-term rate of return on assets assumption, ESA used a building block approach in which rates of return in excess of inflation were considered separately for equity securities, debt securities, real estate and all other assets. The excess returns were weighted by the representative target allocation and added along with an approximate rate of inflation to develop the overall expected long-term rate of return. It is the policy of ESA to meet the ERISA minimum contribution requirements for a Plan year. The minimum contribution requirements for the 2023 Plan year have been satisfied as of December 31, 2023. Benefit payments over the next five years are expected to be $16,749 in 2024, $17,434 in 2025, $18,218 in 2026, $18,806 in 2027 and $19,258 in 2028.
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

2.    Retiree Medical Plan

ESA offers retiree medical benefits to a limited number of retirees. The measurement date for ESA's benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Change in Benefit Obligation:
Benefit obligation at beginning of period	$867	$1,597
Service cost	86	149
Interest cost	43	38
Actuarial (gain) loss	271	(880)
Employee contribution	9	11
Benefits paid	(45)	(48)
Benefit obligation at end of period	$1,231	$867
Change in Plan Assets:
Employer contribution	$36	$37
Employee contribution	9	11
Benefits paid	(45)	(48)
Fair value of Plan assets at end of period	$—	$—

	Year Ended December 31, 2023	Year Ended December 31, 2022
Accrued benefit cost, end of period:
Funded (unfunded) status	$(1,231)	$(867)
Unrecognized net actuarial gain	(1,616)	(2,073)
Accrued benefit cost, end of period	$(2,847)	$(2,940)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(71)	$(137)
Accrued benefit liability, non-current	(1,159)	(730)
Accumulated other comprehensive gain, pretax	(1,617)	(2,073)
Net amount recognized	$(2,847)	$(2,940)

Components of net periodic pension cost (for period):	Year Ended December 31, 2023	Year Ended December 31, 2022
Service cost	$86	$149
Interest cost	43	38
Amortization of net actuarial gain	(186)	(111)
Total net periodic benefit cost	$(57)	$76
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

2.    Retiree Medical Plan (Cont.)

Assumptions as of end of period:	Year Ended December 31, 2023	Year Ended December 31, 2022
Discount rate	4.90%	5.10%
Health care cost trend rate assumed for next year	6.00%	6.50%
Ultimate health care cost trend rate	4.00%	4.10%

The effect of a 1% change in the health care cost trend rate at December 31, 2023 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$14	$(13)
Benefit obligation	$98	$(88)

3.    Defined Contribution Plan

The 401(k) savings plan (“401(k) plan”) is a defined contribution retirement plan that covers all eligible ESA employees, as defined in section 401(k) of the U.S. Internal Revenue Code. Employees may elect to contribute a percentage of their annual gross compensation to the 401(k) plan. ESA may make discretionary matching contributions as determined by ESA. Total expense under the 401(k) plan amounted to $16,961, $16,329 and $15,951 for the years ended December 31, 2023, 2022 and 2021, respectively. Expense for the deferred 401(k) plan is allocated between cost of sales and general and administrative expenses depending on the responsibilities of the related employees.

4.    Non-Qualified Defined Contribution Plan

ESA has two benefit plans for the executives of the organization. The non-qualified, defined contribution plan is structured under Section 409(A). The plan provides the employees at vice president level and above the opportunity to defer up to 100% of their salary to the 409(A) plan. ESA provides a match of 0.5 cents on the dollar up to 10% of the employees’ total salary and incentive-based compensation. The contribution can be made into the 401(k) plan, the 409(A) plan or both plans. The purpose is to provide comparable defined contribution plan benefits for the senior management across ESA locations. The 409(A) plan funds are contributed to several life insurance policies. Participant contributions to the plan were $2,418, $3,067 and $2,762 for the years ended December 31, 2023, 2022 and 2021, respectively, and the total ESA contribution to the plan was $411 for 2023. The cash surrender value of these life insurance policies at December 31, 2023 was $6,556. The total liability related to the 409(A) plan was $22,988 at December 31, 2023.

The second plan implemented is a non-qualified, defined benefit plan for certain executives of ESA. The plan provides the executives with a calculated, guaranteed payment in addition to their regular pension through the company upon retirement. The plan is funded with several life insurance policies. The policies are not segregated into a trust or otherwise effectively restricted. These policies are corporate owned assets that are subject to the claims of general creditors and cannot be considered as formal plan assets. The defined benefit plan put in place meets the ERISA definition of an unfunded deferred compensation plan maintained for the benefit of a select group of management or highly compensated employees. The plan assets of life insurance policies had a cash surrender of $3,936 at December 31, 2023. Related liability for the pension payments was $12,363 at December 31, 2023. As of December 31, 2023, all executives had partially vested balances in the plan.